UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F- HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 2
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED
ON MAY 10, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II  November 3, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    42403

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AT&T WIRELESS SERVICES INC     COMMON STOCK     00209A106     7261   533500 SH       SOLE                 533500        0        0
D CIMA LABS INC                  COMMON STOCK     171796105      317    10100 SH       SOLE                  10100        0        0
D COMMUNITY FIRST BANK SHARES IN COMMON STOCK     203902101     2732    85000 SH       SOLE                  85000        0        0
D GREENPOINT FINL CORP COM       COMMON STOCK     395384100    23665   541400 SH       SOLE                 541400        0        0
D QUAKER CITY BANCORP INC        COMMON STOCK     74731K106     6120   112500 SH       SOLE                 112500        0        0
D TULARIK INC COM STK            COMMON STOCK     899165104     2308    94000 SH       SOLE                  94000        0        0
S REPORT SUMMARY                  6 DATA RECORDS               42403        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED